CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Statutory Reserves CNY (¥)	Accumulated Deficit CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Non-controlling interests CNY (¥)
Balance at Dec. 31, 2022	¥ 4,722,602		¥ 173	¥ (669,150)	¥ 12,038,802	¥ 24,177	¥ (6,600,365)	¥ (74,195)	¥ 3,160
Balance, shares at Dec. 31, 2022 | shares			2,697,173,763
Balance, Treasury shares at Dec. 31, 2022 | shares				(460,923,499)
Net loss	(750,227)						(744,788)		(5,439)
Foreign currency translation adjustment	134,395							134,395
Share-based compensation related to vesting of share options	79,407				79,407
Share-based compensation related to accelerated vesting of share options	(1,905)				(1,905)
Repurchases of ordinary shares	(213,054)			¥ (213,054)
Repurchases of ordinary shares, shares | shares				(119,211,860)
Acquisition of additional equity interests in subsidiaries					(549)				549
Repurchase of redeemable non-controlling interests	186,437				186,437
Transactions in relation to redeemable non-controlling interests	(30,907)				(30,907)
Exercise of options	¥ 6,559			¥ 17,636	(11,077)
Exercise of options, shares | shares	37,080,608	37,080,608		37,080,608
Balance at Dec. 31, 2023	¥ 4,133,307		¥ 173	¥ (864,568)	12,260,208	24,177	(7,345,153)	60,200	(1,730)
Balance, shares at Dec. 31, 2023 | shares			2,697,173,763
Balance, Treasury shares at Dec. 31, 2023 | shares				(543,054,751)
Net loss	(709,739)						(708,174)		(1,565)
Foreign currency translation adjustment	26,666							26,666
Share-based compensation related to vesting of share options	91,174				91,174
Repurchases of ordinary shares	(499,876)			¥ (499,876)
Repurchases of ordinary shares, shares | shares				(378,527,896)
Appropriation to statutory reserves						3,970	(3,970)
Exercise of options	¥ 10,499			¥ 88,114	(77,615)
Exercise of options, shares | shares	59,609,232	59,609,232		59,609,232
Balance at Dec. 31, 2024	¥ 3,052,031		¥ 173	¥ (1,276,330)	12,273,767	28,147	(8,057,297)	86,866	(3,295)
Balance, shares at Dec. 31, 2024 | shares			2,697,173,763
Balance, Treasury shares at Dec. 31, 2024 | shares				(861,973,415)
Net loss	(89,217)						(80,868)		(8,349)
Foreign currency translation adjustment	(12,106)	$ (1,731)						(12,106)
Share-based compensation related to vesting of share options	59,031				59,031
Repurchases of ordinary shares	(16,334)			¥ (16,334)
Repurchases of ordinary shares, shares | shares				(7,446,180)
Appropriation to statutory reserves						3,380	(3,380)
Repurchase of non-controlling interests and redeemable non-controlling interests	733				390				343
Exercise of options	¥ 5,165			¥ 41,986	(36,821)
Exercise of options, shares | shares	49,481,875	49,481,875		49,481,875
Balance at Dec. 31, 2025	¥ 2,999,303	$ 428,897	¥ 173	¥ (1,250,678)	¥ 12,296,367	¥ 31,527	¥ (8,141,545)	¥ 74,760	¥ (11,301)
Balance, shares at Dec. 31, 2025 | shares			2,697,173,763
Balance, Treasury shares at Dec. 31, 2025 | shares				(819,937,720)